Income Taxes (Details Narrative) (10-K) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforward	₩ 105,558	₩ 85,893
Operating loss carryforwards expiration description	expiring through the year 2027
Valuation allowance	₩ 579,244	₩ 297,420
Income tax examination description	The Company’s tax years for 2013 through 2017 may still be subject to tax examination.